Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Components of Accrued Liabilities and Other Payables

The components of accrued liabilities and other payables are as follows:

	As of December 31,	As of December 31,
	2025	2024
Salary payable	$1,543,990	$1,642,436
Payable to consultants	275,706	333,510
Refundable deposit to customers	93,251	252,472
Payable to property, plant and equipment suppliers	166,448	3,845,399
Customer custodial cash liabilities	2,196,931	2,267,903
Custodial cash liabilities to a related party (see Note 18)	126,920	-
Other accrued liabilities	1,906,991	2,025,490
Total accrued liabilities and other payables	$6,310,237	$10,367,210